PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Feb. 28, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of	As of
	February 29,	February 28,
	2020	2021

Building	$59,489	$64,246
Leasehold improvement	316,528	446,203
Computer, network equipment and software	178,876	260,265
Vehicles	704	877
Office equipment and furniture	30,596	34,571
Construction in progress	16,025	59,492

Total cost of property and equipment	602,218	865,654
Less: accumulated depreciation	(235,562)	(354,239)

	$366,656	$511,415